Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	POWER SOLUTIONS INTERNATIONAL, INC.
Entity Central Index Key	0001137091
Entity Filer Category	Smaller Reporting Company